MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST    Two World Trade Center
LETTER TO THE SHAREHOLDERS June 30, 1998                New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Tax-Exempt Securities Trust for the period ended June 30, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions strengthened in the United States and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries, with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields stood at 5.20 percent at the end of June 1998. Since the beginning of the year index yields have ranged from


                             BOND YIELDS 1994-1998

       30-Year Insured               30-Year U.S.                 Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04

Source: Municipal Market Data

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST a low of 5.15 percent in January to 5.35 percent in April. Insured index yields were as high as 5.60 percent in June 1997.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, U.S. Treasury borrowing needs have shrunk with the decline in the budget deficit. Under these conditions the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 83 percent in June 1997 to over 90 percent this June. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

For the year-to-date, total municipal volume of $141 billion is up 50 percent from the same period last year. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues.

PERFORMANCE

For the six-month period ended June 30, 1998 Morgan Stanley Dean Witter Tax-Exempt Securities Trust Class A, B, C and D Shares produced total returns of
2.40 percent, 2.13 percent, 2.08 percent and 2.43 percent, respectively. Performance of the Fund's shares varies, because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index posted a total return of
2.69 percent, while the Lipper Analytical Services, Inc. General Municipal Debt Funds Index registered a total return of 2.45 percent. On June 30 the Fund's net assets exceeded $1.1 billion.

PORTFOLIO STRUCTURE

During the past six months portfolio duration, a measure of sensitivity to interest rate changes, was extended from 6.5 years to 7.1 years. This was primarily accomplished by selling refunded bonds to purchase new issues. Refunded bonds were reduced from 11 percent to 8 percent of net assets.

Investments were diversified among 13 long-term sectors and 139 credits. Throughout the period under review high credit quality was maintained, with nearly 80 percent of long-term holdings rated double or triple "A." The portfolio's average maturity was 18 years. As illustrated in the accompanying chart, the distribution of call dates produced 7 years of weighted average call protection.

LOOKING AHEAD

The economic fundamentals are in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

LARGEST SECTORS AS OF JUNE 30, 1998
(% OF NET ASSETS)

All Others                       20%
Transportation                   17%
Water & Sewer                    13%
General Obligation               13%
Electric                         11%
Hospital                          9%
Mortgage                          9%
Refunded                          8%

Portfolio structure is subject to change.

CREDIT RATINGS AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA         61%
Aa or AA           18%
A or A             14%
Baa or BBB          3%
Ba or BB            2%
N/R                 2%

As measured by Moody's Investors Service, Inc. or
Standard & Poor's Corp.

Portfolio structure is subject to change.

CALL STRUCTURE AS OF JUNE 30, 1998                          WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)                        CALL PROTECTION: 7 YEARS

Year Bonds Callable
1998                                   3%
1999                                   6%
2000                                   3%
2001                                   8%
2002                                   8%
2003                                  10%
2004                                   6%
2005                                  11%
2006                                   9%
2007                                  11%
2008                                  11%
2009+                                 14%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures and provide a favorable environment for municipal bonds. The Federal Reserve Board remains sensitive to the risk of an acceleration in labor costs but has maintained its neutral stance.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS  June 30, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (96.9%)
             General Obligation (12.6%)
             North Slope Borough, Alaska,
$    5,000    Ser 1992 A Conv (MBIA).....................................   5.90%   06/30/03    $    5,379,300
    18,000    Ser 1994 B (FSA)...........................................   0.00    06/30/05        13,155,120
    18,500    Ser 1995 A (MBIA)..........................................   0.00    06/30/06        12,877,850
    13,925    Ser 1996 B (MBIA)..........................................   0.00    06/30/06         9,693,192
    10,000    Ser 1996 B (MBIA)..........................................   0.00    06/30/07         6,623,600
     1,000   Santa Margarita/Dana Point Authority, California, Impr Dists
              #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA)......................   5.75    08/01/20         1,052,050
     4,000   Connecticut, College Savings 1989 Ser A.....................   0.00    07/01/08         2,540,480
     1,000   Atlanta, Georgia, Public Impr Ser 1994 A....................   6.125   12/01/23         1,094,140
     1,000   Chicago, Illinois, Refg Ser 1995 B (FGIC)...................   5.125   01/01/25           982,220
     1,000   Chicago Park District, Illinois, Ser 1995...................   6.60    11/15/14         1,122,470
             Massachusetts,
    20,000    Refg 1996 Ser A (AMBAC)....................................   6.00    11/01/10        22,632,200
     5,000    Refg 1993 Ser A............................................   5.50    02/01/11         5,221,200
     4,000   Clark County, Nevada, Transportation Ser 1992 A (AMBAC).....   6.50    06/01/17         4,736,560
             New York City, New York,
     1,500    1995 Ser D (MBIA)..........................................   6.20    02/01/07         1,673,325
     3,405    1990 Ser D.................................................   6.00    08/01/07         3,477,016
     2,865    1990 Ser D.................................................   6.00    08/01/08         2,925,595
    10,000   North Carolina, 1997 Ser A..................................   5.20    03/01/16        10,332,000
     1,000   Delaware City School District, Ohio, Constr & Impr (FGIC)...   5.75    12/01/20         1,055,200
    10,000   Pennsylvania, First Ser 1995 (FGIC).........................   5.50    05/01/12        10,523,600
     7,000   Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/14         7,351,120
    20,000   King County, Washington, Ltd Tax 1995 (MBIA)................   6.00    01/01/23        21,662,600
     2,000   Washington, 1995 Ser A......................................   5.80    09/01/08         2,137,460
----------                                                                                      --------------
   160,195                                                                                         148,248,298
----------                                                                                      --------------

             Educational Facilities Revenue (6.1%)
     1,000   California Educational Facilities Authority, Claremont
              Colleges Ser 1992..........................................   6.375   05/01/22         1,071,180
       500   Atlanta Urban Residential Finance Authority, Georgia,
              Morehouse College Refg Ser 1995 (MBIA).....................   5.75    12/01/14           534,850
    10,000   Indiana University, Student Fee Ser K (MBIA)................   5.875   08/01/20        10,639,700
     6,000   Maryland Health & Educational Facilities Authority, The John
              Hopkins University Refg Ser 1998...........................   5.125   07/01/20         5,964,780
     7,000   Massachusetts Health & Educational Facilities Authority,
              Boston University Ser 1991 (MBIA)..........................   6.66    10/01/31         7,614,740
     5,000   Missouri Health & Educational Facilities Authority,
              Washington University Ser 1998 A...........................   4.75    11/15/37         4,655,900
    10,000   New Hampshire Higher Educational & Health Facilities
              Authority, Dartmouth College Ser 1993......................   5.375   06/01/23        10,117,500
     2,000   New Jersey Development Authority, The Seeing Eye Inc 1991...   7.30    04/01/11         2,127,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
$    2,000   New Jersey Economic Development Authority, Educational
              Testing Service Ser B 1995 (MBIA)..........................   6.125%  05/15/15    $    2,203,420
             New York State Dormitory Authority,
       500    City University 1994 3rd Resolution Ser 1 (AMBAC)..........   6.30    07/01/24           554,820
     5,000    State University Ser 1989 B................................   0.00    05/15/02         4,219,200
    20,000    State University Ser 1990 B................................   7.00    05/15/16        21,289,600
     1,000   Virginia Polytechnic Institute & State University, Ser 1996
              A..........................................................   5.50    06/01/16         1,039,480
----------                                                                                      --------------
    70,000                                                                                          72,032,770
----------                                                                                      --------------

             Electric Revenue (11.4%)
    25,000   Salt River Project Agricultural Improvement & Power
              District, Arizona Refg 1993 Ser C (Secondary MBIA)**.......   5.50    01/01/10        27,038,750
    10,000   Sacramento Municipal Utility District, California, Refg 1994
              Ser I (MBIA)...............................................   5.75    01/01/15        10,573,300
    10,000   Municipal Electric Authority of Georgia, Ser Y (Secondary
              MBIA)......................................................   6.50    01/01/17        11,817,100
     5,000   Long Island Power Authority, New York, Electric System Ser
              1998 A (FSA)...............................................   5.125   12/01/22         4,934,650
             Eugene, Oregon, Electric Utility
     1,260    Ser 1996 (FSA).............................................   5.375   08/01/12         1,308,031
     1,000    Ser 1996 (FSA).............................................   5.375   08/01/13         1,033,380
             Puerto Rico Electric Power Authority,
     1,500    Power Ser X................................................   6.00    07/01/15         1,625,640
    15,000    Power Ser O................................................   0.00    07/01/17         5,739,450
     5,000    Power Ser EE (MBIA)........................................   4.50    07/01/18         4,626,550
    15,000   South Carolina Public Service Authority, 1995 Refg Ser A
              (AMBAC)....................................................   6.25    01/01/22        16,657,350
     1,000   Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC)......   6.25    05/15/16         1,102,840
    20,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 C..........   4.70    02/01/06        20,273,800
    10,000   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)....   5.75    07/01/19        10,637,500
    15,000   Washington Public Power Systems, Proj #2 Refg Ser 1994 A
              (Secondary MBIA)...........................................   6.00    07/01/07        16,545,450
----------                                                                                      --------------
   134,760                                                                                         133,913,791
----------                                                                                      --------------

             Hospital Revenue (8.6%)
    11,465   Birmingham - Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Ser 1995 A (Connie
              Lee).......................................................   6.25    08/15/09        12,990,189
     3,000   Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1992.......................................   7.50    09/01/21         3,313,920
     4,000   Antelope Valley Healthcare District, California, Ser 1997 B
              (FSA)......................................................   5.20    01/01/17         4,001,360
     2,000   Orange County Health Facilities Authority, Florida,
              Adventist Health/Sunbelt Ser 1995 (AMBAC)..................   5.25    11/15/20         2,001,340
    10,000   Tampa, Florida, Health Catholic East Health Ser 1998 A
              (MBIA).....................................................   4.875   11/15/23         9,557,900
             Maryland Health & Higher Educational Facilities Authority,
     5,000    Helix Health Ser 1997 (AMBAC)..............................   5.00    07/01/27         4,858,350
     1,000    Kernan Hospital Ser 1994 (Connie Lee)......................   6.10    07/01/24         1,090,750
     5,000   Massachusetts Health & Educational Facilities Authority,
              Hallmark Health
              Systems 1997 Ser A (FSA)...................................   5.00    07/01/27         4,822,050

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             Rochester, Minnesota,
$    5,000    Mayo Foundation/Medical Center Ser 1992 I..................   5.75%   11/15/21    $    5,180,150
     3,700    Mayo Foundation/Medical Center Ser 1992 F..................   6.25    11/15/21         4,007,544
    10,000   Missouri Health & Educational Facilities Authority,
              Barnes-Jewish Inc/ Christian Health Services Ser 1993 A....   5.25    05/15/14        10,293,300
     1,300   New Hampshire Higher Educational & Health Facilities
              Authority, St Joseph Hospital Ser 1994 (Connie Lee)........   6.35    01/01/07         1,452,490
     6,000   New York State Medical Care Facilities Finance Agency,
              Presbyterian Hospital - FHA Insured Mtge 1984 Ser A Refg...   5.25    08/15/14         6,089,940
             University of North Carolina,
     2,000    Hospitals at Chapel Hill Ser 1996..........................   5.25    02/15/19         2,014,900
     5,000    Hospitals at Chapel Hill Ser 1996..........................   5.00    02/15/29         4,847,300
     2,000   Jackson, Tennessee, Jackson-Madison County General Hospital
              Refg & Impr Ser 1995 (AMBAC)...............................   5.625   04/01/15         2,081,820
     5,000   North Central Texas Health Facilities Development
              Corporation, University Medical Center Inc Ser 1997
              (FSA)......................................................   5.45    04/01/15         5,136,400
    10,000   Fredericksburg Industrial Development Authority, Virginia,
              Medicorp Health System Refg Ser 1996 (AMBAC)...............   5.25    06/15/16        10,082,700
     2,500   Medical College of Virginia Hospitals Authority, Virginia,
              Ser 1998 (MBIA) (WI).......................................   5.125   07/01/23         2,456,775
     5,000   Washington Health Care Facilities, Swedish Health Ser 1998
              (AMBAC)....................................................   5.125   11/15/22         4,880,700
----------                                                                                      --------------
    98,965                                                                                         101,159,878
----------                                                                                      --------------

             Industrial Development/Pollution Control Revenue (6.2%)
     1,500   Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1995 A (AMT) (MBIA)....................................   6.60    01/01/25         1,656,780
     1,425   Maryland Industrial Development Financing Authority, Medical
              Waste Assocs LP 1989 Ser (AMT).............................   8.75    11/15/10         1,453,571
    19,500   Claiborne County, Mississippi, Middle South Energy Inc Ser
              C..........................................................   9.875   12/01/14        20,476,365
    10,000   Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT)
              (FGIC).....................................................   6.70    06/01/22        10,870,800
     5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987
              (AMBAC)....................................................   6.30    12/01/14         5,392,800
     5,000   New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)......................................................   5.75    10/01/36         5,094,250
     5,000   Alliance Airport Authority, Texas, AMR Corp Ser 1990
              (AMT)......................................................   7.50    12/01/29         5,400,950
    10,000   Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14        10,535,800
    10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993
              A..........................................................   6.90    02/01/13        11,264,200
----------                                                                                      --------------
    67,425                                                                                          72,145,516
----------                                                                                      --------------

             Mortgage Revenue - Multi-Family (2.3%)
       500   Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
              Ser A (AMT)................................................   6.90    06/20/35           539,670
       955   Massachusetts Housing Finance Agency, Rental 1994 Ser A
              (AMT) (AMBAC)..............................................   6.65    07/01/19         1,029,891
     6,435   Michigan Housing Development Authority, Rental Ser A
              (Bifurcated FSA)...........................................   6.50    04/01/23         6,815,309
     9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
              (AMBAC)....................................................   6.05    11/01/20         9,529,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             New York City Housing Development Corporation, New York,
$    4,395    Ruppert Proj - FHA Ins Sec 223F............................   6.50%   11/15/18    $    4,615,736
     4,251    Stevenson Commons Proj - FHA Ins Sec 223F..................   6.50    05/15/18         4,464,176
----------                                                                                      --------------
    25,536                                                                                          26,993,982
----------                                                                                      --------------

             Mortgage Revenue - Single Family (7.1%)
     7,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA).....................................................   5.875   12/01/24         7,305,620
     2,440   California Housing Finance Agency, Home Cap Apprec 1983 Ser
              B..........................................................   0.00    08/01/15           426,000
             Colorado Housing Finance Authority,
     2,000    1998 Ser A-2 (AMT).........................................   6.60    05/01/28         2,202,720
     2,500    1997 Ser C-2 (AMT).........................................   6.875   11/01/28         2,791,925
    12,100   Illinois Housing Development Authority, Residential 1991 Ser
              C (AMT)....................................................   6.875   02/01/18        12,889,041
             Missouri Housing Development Commission, Homeownership
     3,735    GNMA - FNMA Collateralized 1996 Ser C (AMT)................   7.45    09/01/27         4,225,667
     4,000    GNMA - FNMA Collateralized 1997 Ser C-1....................   6.55    09/01/28         4,403,440
     5,000   Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser
              (AMT)......................................................   7.631   09/10/30         5,302,550
     3,505   North Carolina Housing Finance Agency, Ser Q (AMT)..........   8.00    03/01/18         3,799,700
     5,350   Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A (AMT)...   6.903   03/01/31         5,677,634
    10,000   Pennsylvania Housing Finance Agency, Ser 1991-31 (AMT)......   7.00    10/01/23        10,690,700
             Tennessee Housing Development Agency,
     4,000    Mortgage Finance 1993 Ser A................................   5.90    07/01/18         4,143,600
    11,000    Mortgage Finance 1993 Ser A................................   5.95    07/01/28        11,361,790
     1,000    Mortgage Finance 1994 Ser B (AMT)..........................   6.55    07/01/19         1,057,300
       575   Utah Housing Finance Agency, Federally Insured/Guaranteed
              Loans 1994 Issue E (AMT)...................................   6.50    07/01/26           600,927
     5,800   Wisconsin Housing & Economic Development Authority, Home
              Ownership 1991 Ser (AMT)...................................   7.097   10/25/22         6,154,670
----------                                                                                      --------------
    80,005                                                                                          83,033,284
----------                                                                                      --------------

             Public Facilities Revenue (1.6%)
     2,000   North City West School Facilities Authority, California,
              Community Dist #1 Special Tax Ser 1995 B (FSA).............   6.00    09/01/19         2,180,500
     3,500   Denver, Colorado, Excise Tax Ser 1985 A.....................   5.00    11/01/08         3,505,250
     6,000   Saint Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT).................................   7.75    12/01/13         6,555,480
     5,000   Ohio Building Authority, Correctional 1985 Ser C............   9.75    10/01/05         6,601,150
----------                                                                                      --------------
    16,500                                                                                          18,842,380
----------                                                                                      --------------

             Resource Recovery Revenue (2.5%)
     4,950   Connecticut Resources Recovery Development Authority,
              Bridgeport RESCO Ser A.....................................   7.625   01/01/09         5,130,180

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
$    7,000   Savannah Resource Recovery Development Authority, Georgia,
              Savannah Energy Systems Co Ser 1992........................   6.30%   12/01/06    $    7,500,990
    10,000   Northeast Maryland Waste Disposal Authority, Montgomery
              County Ser 1993 A (AMT)....................................   6.30    07/01/16        10,707,000
     5,000   Onondaga County Resource Recovery Agency, New York, 1992 Ser
              (AMT)......................................................   6.875   05/01/06         5,343,000
----------                                                                                      --------------
    26,950                                                                                          28,681,170
----------                                                                                      --------------

             Transportation Facilities Revenue (16.8%)
     5,000   San Francisco Bay Area Rapid Transit District, California,
              Sales Tax Ser 1998 (AMBAC).................................   4.75    07/01/23         4,713,850
             San Joaquin Hills Transportation Corridor Agency,
              California, Toll Road
     7,000    Refg Ser 1997 A (MBIA).....................................   0.00    01/15/30         1,352,750
    15,000    Refg Ser 1997 A (MBIA).....................................   0.00    01/15/31         2,751,450
    10,000   E-470 Public Highway Authority, Colorado, Ser 1997 A
              (MBIA).....................................................   5.00    09/01/26         9,734,100
     1,000   Lee County, Florida, Ser 1995 (MBIA)........................   5.75    10/01/22         1,059,490
             Mid-Bay Bridge Authority, Florida,
     8,965    Ser 1993 A (AMBAC).........................................   5.85    10/01/13         9,736,707
     1,500    Ser 1997 A (AMBAC).........................................   0.00    10/01/20           468,615
     3,000    Ser 1997 A (AMBAC).........................................   0.00    10/01/21           888,150
    10,000   Atlanta, Georgia, Airport Ser 1990 (AMT)....................   6.25    01/01/21        10,508,500
     5,000   Hawaii, Airports Second Ser 1991 (AMT)......................   7.00    07/01/18         5,407,000
       850   Regional Transportation Authority, Illinois, Ser 1994 A.....   6.25    06/01/15           936,301
     3,000   Kansas, Highway Refg Ser 1998...............................   5.50    09/01/12         3,233,130
             Kentucky Turnpike Authority,
     9,000    Economic Development Road Refg Ser 1995 (AMBAC)............   6.50    07/01/08        10,460,700
     1,000    Economic Development Road Refg Ser 1995 (AMBAC)............   5.625   07/01/15         1,050,040
    30,000    Resource Recovery Road 1987 Ser A..........................   5.00    07/01/08        30,006,600
     2,500   Maine Turnpike Authority, Ser 1994 (MBIA)...................   6.00    07/01/18         2,721,200
     1,500   Massachusetts Port Authority, Refg Ser 1998-A...............   5.75    07/01/12         1,647,300
             Massachusetts Turnpike Authority,
    20,000    Metropolitan Highway 1997 Ser A (MBIA).....................   5.00    01/01/37        19,209,000
    15,000    Western 1997 Ser A (MBIA)..................................   5.55    01/01/17        15,299,100
    10,000   Minneapolis - St Paul Metropolitan Airports Commission,
              Minnesota, Ser 1998 A (AMBAC)..............................   5.00    01/01/30         9,737,000
    11,000   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser......   6.25    01/01/14        11,869,000
     6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT)
              (AMBAC)....................................................   6.375   07/01/15         7,310,162
     1,500   Port Authority of New York & New Jersey, Cons One Hundredth
              Ser Second Installment++...................................   5.75    12/15/20         1,577,835
    15,000   Ohio Turnpike Commission, 1996 Ser A (MBIA).................   5.50    02/15/26        15,531,750
     5,000   Pennsylvania Turnpike Commission, Ser L of 1991 (MBIA)......   6.00    06/01/15         5,324,700
    10,000   Puerto Rico Highway & Transportation Authority, Refg Ser
              X..........................................................   5.50    07/01/15        10,579,900
     4,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993
              B..........................................................   5.625   05/15/13         4,162,560
----------                                                                                      --------------
   212,410                                                                                         197,276,890
----------                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             Water & Sewer Revenue (12.6%)
             Birmingham Water Works & Sewer Board, Alabama,
$   10,000    Ser 1994...................................................   5.50%   01/01/20    $   10,240,500
     1,000    Ser 1993-A.................................................   6.00    01/01/20         1,065,070
     2,000   Jefferson County, Alabama, Sewer Refg Ser 1997-A (FGIC).....   5.375   02/01/27         2,033,580
    10,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien
              Water Ser 1994.............................................   5.45    07/01/19        10,300,400
    10,000   California Department of Water Resources, Central Valley Ser
              L..........................................................   5.50    12/01/23        10,210,700
     1,000   Castaic Lake Water Agency, California, Refg Ser 1994 A COPs
              (MBIA).....................................................   6.00    08/01/18         1,079,280
    10,000   Los Angeles, California, Wastewater Ser 1994-A (MBIA).......   5.875   06/01/24        10,626,400
     1,000   Dade County, Florida, Water & Sewer Ser 1995 (FGIC).........   5.50    10/01/15         1,041,860
     5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)
              (WI).......................................................   4.75    01/01/28         4,691,100
     5,000   Upper Oconee Basin Water Authority, Georgia, Ser 1997
              (FGIC).....................................................   5.25    07/01/27         5,013,250
    10,000   Louisville & Jefferson County Metropolitan Sewer District,
              Kentucky, Ser 1998 A (FGIC)................................   4.75    05/15/28         9,378,300
    10,000   Massachusetts Water Pollution Abatement Trust, MWRA Loan
              Program Ser 1998 A (WI)....................................   4.75    08/01/18         9,514,600
             Massachusetts Water Resources Authority,
    10,000    Refg 1992 Ser B............................................   5.50    11/01/15        10,186,400
    10,000    1993 Ser C.................................................   5.25    12/01/15        10,323,400
    10,000    1996 Ser A (FGIC)..........................................   5.50    11/01/21        10,341,900
             Detroit, Michigan,
     4,000    Sewage Refg 1993-A (FGIC)..................................   5.70    07/01/13         4,233,880
    10,000    Water Supply 1997 Ser A (MBIA).............................   5.00    07/01/21         9,746,500
     2,000   Asheville, North Carolina, Water Ser 1996 (FGIC)............   5.70    08/01/25         2,111,380
             Philadelphia, Pennsylvania,
     1,250    Water & Wastewater Ser 1995 (MBIA).........................   6.25    08/01/11         1,432,437
     5,000    Water & Wastewater Ser 1993 (FSA)..........................   5.50    06/15/15         5,115,800
             Pittsburgh Water & Sewer Authority,
    20,000    1998 Ser B (FGIC)..........................................   0.00    09/01/26         4,645,600
    20,000    1998 Ser B (FGIC)..........................................   0.00    09/01/28         4,187,000
    11,000   Metropolitan Government of Nashville & Davidson County,
              Tennessee, Refg Ser 1998 A (FGIC)..........................   4.75    01/01/22        10,404,240
----------                                                                                      --------------
   178,250                                                                                         147,923,577
----------                                                                                      --------------

             Other Revenue (0.9%)
     1,005   Mashantucket (Western) Pequot Tribe, Connecticut, Special
              1996 Ser A (a).............................................   6.50    09/01/05         1,118,475
     1,000   New Jersey Economic Development Authority, Market Transition
              Sr Lien Ser 1994 A (MBIA)..................................   5.875   07/01/11         1,081,990
     5,000   New York Local Government Assistance Corporation, Ser 1994
              A..........................................................   5.50    04/01/17         5,320,400
     3,000   Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995
              (FSA)......................................................   5.50    07/01/11         3,124,020
----------                                                                                      --------------
    10,005                                                                                          10,644,885
----------                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                  COUPON   MATURITY
THOUSANDS                                                                   RATE      DATE          VALUE
--------------------------------------------------------------------------------------------------------------
             Refunded (8.2%)
$    9,000   Los Angeles Convention and Exhibition Center Authority,
              California, Ser 1985 COPs..................................   9.00%   12/01/05+   $   11,702,250
     2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM).........   6.875   10/01/22         3,100,225
     1,500   Massachusetts Health & Educational Facilities Authority,
              Malden Hospital - FHA Ins Mtge Ser A (ETM).................   5.00    08/01/16         1,507,050
    14,000   New York State Dormitory Authority, Suffolk County Judicial
              Ser 1986 (ETM).............................................   7.375   07/01/16        17,442,880
    25,000   Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS.....   0.00#   07/01/03+       26,547,000
     5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM).......   5.00    06/01/15         5,016,250
    28,000   Fairfax County Industrial Development Authority, Virginia,
              Fairfax Hospital Inova Health Ser 1991.....................   6.801   08/15/01+       30,754,640
----------                                                                                      --------------
    85,000                                                                                          96,070,295
----------                                                                                      --------------

 1,166,001   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $1,043,497,642)...............    1,136,966,716
----------                                                                                      --------------

             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.5%)
     7,000   Connecticut Resources Recovery Development Authority,
              American REF-FUEL Co of Southeastern Connecticut 1988 Ser A
              (AMT)......................................................   8.00    11/15/98++       7,284,830
    14,000   Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 1994 (Demand 07/01/98).......   4.00*   12/01/25        14,000,000
     7,900   Nueces River Authority, Texas, Reynolds Metal Co Ser 1985
----------    (Demand 07/01/98)..........................................   4.10*   12/01/99         7,900,000
                                                                                                --------------

    28,900   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
----------    $28,900,000)...................................................................       29,184,830
                                                                                                --------------

$1,194,901   TOTAL INVESTMENTS (Identified Cost $1,072,397,642) (b).................    99.4%    1,166,151,546
==========

             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    0.6        7,474,174
                                                                                       -----    --------------

             NET ASSETS..............................................................  100.0%   $1,173,625,720
                                                                                       ======   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
  GAINS     Growth and Income Security.
    WI      Security purchased on a "when-issued" basis.
    ++      Joint exemption in New York and New Jersey.
    +       Prerefunded to call date shown.
    ++      Refunded to call date shown by forward delivery contract.
    #       Currently a zero coupon bond; will convert to 10.0% coupon on July 1, 2000.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of "when-issued" securities.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $94,903,464 and the aggregate gross
            unrealized depreciation is $1,149,560, resulting in net
            unrealized appreciation of $93,753,904.

Bond Insurance:
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1998

Alabama..................       2.2%
Alaska...................       4.7
Arizona..................       3.2
Arkansas.................       0.3
California...............       5.3
Colorado.................       1.5
Connecticut..............       1.4
Florida..................       2.4
Georgia..................       3.5
Hawaii...................       0.6
Illinois.................       1.4
Indiana..................       0.9
Kansas...................       0.3
Kentucky.................       4.3
Maine....................       0.2
Maryland.................       2.0
Massachusetts............      10.2
Michigan.................       1.8
Minnesota................       1.6
Mississippi..............       1.7
Missouri.................       2.6
Nebraska.................       0.5
Nevada...................       1.8
New Hampshire............       1.0
New Jersey...............       2.4
New Mexico...............       0.6
New York.................       7.6
North Carolina...........       2.0
Ohio.....................       2.5
Oregon...................       0.2
Pennsylvania.............       3.6
Puerto Rico..............       1.9
South Carolina...........       1.4
Tennessee................       3.1
Texas....................       5.7
Utah.....................       3.6
Virginia.................       4.1
Washington...............       3.9
Wisconsin................       1.5
Joint Exemptions.........     (0.1)
                             ------
Total....................      99.4%
                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $1,072,397,642)...........................  $1,166,151,546
Cash........................................................         886,603
Receivable for:
    Interest................................................      17,438,487
    Investments sold........................................       7,369,639
    Shares of beneficial interest sold......................         403,510
Prepaid expenses and other assets...........................         108,473
                                                              --------------
    TOTAL ASSETS............................................   1,192,358,258
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................      16,732,313
    Shares of beneficial interest repurchased...............         745,437
    Dividends and distributions to shareholders.............         656,479
    Investment management fee...............................         448,946
    Plan of distribution fee................................          61,389
Accrued expenses............................................          87,974
                                                              --------------
    TOTAL LIABILITIES.......................................      18,732,538
                                                              --------------
    NET ASSETS..............................................  $1,173,625,720
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $1,070,583,069
Net unrealized appreciation.................................      93,753,904
Accumulated undistributed net investment income.............          34,517
Accumulated undistributed net realized gain.................       9,254,230
                                                              --------------
    NET ASSETS..............................................  $1,173,625,720
                                                              ==============
CLASS A SHARES:
Net Assets..................................................      $9,806,023
Shares Outstanding (unlimited authorized, $.01 par value)...         814,660
    NET ASSET VALUE PER SHARE...............................          $12.04
                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 4.44% of net asset value).........          $12.57
                                                              ==============
CLASS B SHARES:
                                                                $108,211,555
Net Assets..................................................
                                                                   8,957,603
Shares Outstanding (unlimited authorized, $.01 par value)...
    NET ASSET VALUE PER SHARE...............................          $12.08
                                                              ==============
CLASS C SHARES:
                                                                  $4,578,728
Net Assets..................................................
                                                                     379,884
Shares Outstanding (unlimited authorized, $.01 par value)...
    NET ASSET VALUE PER SHARE...............................          $12.05
                                                              ==============
CLASS D SHARES:
                                                              $1,051,029,414
Net Assets..................................................
                                                                  87,415,500
Shares Outstanding (unlimited authorized, $.01 par value)...
    NET ASSET VALUE PER SHARE...............................          $12.02
                                                              ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $33,446,848
                                                              -----------

EXPENSES
Investment management fee...................................    2,554,074
Plan of distribution fee (Class A shares)...................        8,026
Plan of distribution fee (Class B shares)...................      303,063
Plan of distribution fee (Class C shares)...................       12,860
Transfer agent fees and expenses............................      216,972
Registration fees...........................................       32,924
Shareholder reports and notices.............................       32,186
Custodian fees..............................................       24,341
Professional fees...........................................       23,542
Trustees' fees and expenses.................................        9,942
Other.......................................................       16,788
                                                              -----------
    TOTAL EXPENSES..........................................    3,234,718
Less: expense offset........................................      (24,285)
                                                              -----------

    NET EXPENSES............................................    3,210,433
                                                              -----------

    NET INVESTMENT INCOME...................................   30,236,415
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    9,254,294
Net change in unrealized appreciation.......................  (10,722,388)
                                                              -----------

    NET LOSS................................................   (1,468,094)
                                                              -----------

NET INCREASE................................................  $28,768,321
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX        FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     JUNE 30, 1998    DECEMBER 31, 1997*
----------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................  $   30,236,415     $   60,954,344
Net realized gain..................................       9,254,294          9,545,783
Net change in unrealized appreciation..............     (10,722,388)        25,338,447
                                                     --------------     --------------

    NET INCREASE...................................      28,768,321         95,838,574
                                                     --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares.................................        (171,477)           (48,774)
    Class B shares.................................      (2,316,390)          (673,417)
    Class C shares.................................         (81,787)           (30,406)
    Class D shares.................................     (27,666,761)       (60,167,993)

Net realized gain
    Class A shares.................................         (36,658)           (16,080)
    Class B shares.................................        (402,639)          (395,740)
    Class C shares.................................         (16,840)           (12,228)
    Class D shares.................................      (3,936,039)        (4,910,430)
                                                     --------------     --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............     (34,628,591)       (66,255,068)
                                                     --------------     --------------

Net decrease from transactions in shares of
 beneficial interest...............................     (19,894,709)       (20,236,797)
                                                     --------------     --------------

    NET INCREASE (DECREASE)........................     (25,754,979)         9,346,709

NET ASSETS:
Beginning of period................................   1,199,380,699      1,190,033,990
                                                     --------------     --------------
    END OF PERIOD
    (Including undistributed net investment income
    of $34,517 and $34,517, respectively)..........  $1,173,625,720     $1,199,380,699
                                                     ==============     ==============

---------------------

* Class A, Class B and Class C shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund"), formerly Dean Witter Tax-Exempt Securities Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.60% of the average daily net assets of Class B; and (iii) Class C -- up to 0.70% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,280,029 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $56,814 and $3,217, respectively and received $95,354 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 aggregated $110,702,985 and $137,693,068, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,962. At June 30, 1998, the Fund had an accrued pension liability of $48,900 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                 FOR THE YEAR
                                                                    MONTHS ENDED                     ENDED
                                                                    JUNE 30, 1998             DECEMBER 31, 1997*
                                                              -------------------------   ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   -------------
CLASS A SHARES
Sold........................................................     521,393   $  6,297,512       338,676   $   4,050,692
Reinvestment of dividends and distributions.................       5,032         60,542         2,037          24,532
Redeemed....................................................     (30,798)      (371,470)      (21,680)       (260,983)
                                                              ----------   ------------   -----------   -------------
Net increase - Class A......................................     495,627      5,986,584       319,033       3,814,241
                                                              ----------   ------------   -----------   -------------
CLASS B SHARES
Sold........................................................   1,921,579     23,321,423       966,475      10,102,415
Reinvestment of dividends and distributions.................      96,469      1,165,711        50,270         609,389
Shares issued in connection with the acquisition of Dean
 Witter National Municipal Trust............................          --             --     7,189,021      86,346,821
Redeemed....................................................    (933,060)   (11,333,929)     (333,151)     (2,490,026)
                                                              ----------   ------------   -----------   -------------
Net increase - Class B......................................   1,084,988     13,153,205     7,872,615      94,568,599
                                                              ----------   ------------   -----------   -------------
CLASS C SHARES
Sold........................................................     178,822      2,162,340       246,149       2,956,204
Reinvestment of dividends and distributions.................       4,328         52,164         2,294          27,678
Redeemed....................................................     (47,097)      (569,840)       (4,612)        (55,937)
                                                              ----------   ------------   -----------   -------------
Net increase - Class C......................................     136,053      1,644,664       243,831       2,927,945
                                                              ----------   ------------   -----------   -------------
CLASS D SHARES
Sold........................................................     290,671      3,495,458     1,386,806      16,302,673
Reinvestment of dividends and distributions.................   1,212,913     14,594,022     3,036,080      35,979,041
Redeemed....................................................  (4,872,621)   (58,768,642)  (14,721,910)   (173,829,296)
                                                              ----------   ------------   -----------   -------------
Net decrease - Class D......................................  (3,369,037)   (40,679,162)  (10,299,024)   (121,547,582)
                                                              ----------   ------------   -----------   -------------
Net decrease in Fund........................................  (1,652,369)  $(19,894,709)   (1,863,545)  $ (20,236,797)
                                                              ==========   ============   ===========   =============

---------------------
* For Class A, B and C, for the period July 28, 1997 (issue date) through December 31, 1997.

6. ACQUISITION OF DEAN WITTER NATIONAL MUNICIPAL TRUST

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter National Municipal Trust ("National Municipal") pursuant to a plan of reorganization approved by the shareholders of National Municipal on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 7,189,021 Class B shares of the Fund at a net asset value of $12.01 per share for 7,972,312 shares of National Municipal. The net assets of the Fund and National Municipal immediately before the acquisition were $1,108,511,637 and $86,346,821, respectively, including unrealized appreciation of $5,153,021. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,194,858,458.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                        MONTHS ENDED     --------------------------------------------------------
                                                        JUNE 30, 1998     1997*        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................     $12.08         $11.77      $12.09      $11.01      $12.41      $11.88
                                                           ------         ------      ------      ------      ------      ------
Net investment income.................................       0.31           0.63        0.65        0.67        0.70        0.77
Net realized and unrealized gain (loss)...............      (0.01)          0.36       (0.24)       1.19       (1.37)       0.54
                                                           ------         ------      ------      ------      ------      ------
Total from investment operations......................       0.30           0.99        0.41        1.86       (0.67)       1.31
                                                           ------         ------      ------      ------      ------      ------
Less dividends and distributions from:
 Net investment income................................      (0.31)         (0.63)      (0.65)      (0.67)      (0.70)      (0.77)
 Net realized gain....................................      (0.05)         (0.05)      (0.08)      (0.11)      (0.03)      (0.01)
                                                           ------         ------      ------      ------      ------      ------
Total dividends and distributions.....................      (0.36)         (0.68)      (0.73)      (0.78)      (0.73)      (0.78)
                                                           ------         ------      ------      ------      ------      ------
Net asset value, end of period........................     $12.02         $12.08      $11.77      $12.09      $11.01      $12.41
                                                           ======         ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN+..............................       2.43%(1)       8.73%       3.61%      17.37%      (5.55)%     11.23%
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................       0.49%(2)       0.49%       0.48%       0.48%       0.47%       0.47%
Net investment income.................................       5.20%(2)       5.34%       5.52%       5.76%       6.02%       6.23%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................     $1,051          $1,097      $1,190      $1,325      $1,295      $1,582
Portfolio turnover rate...............................         10%(1)         16%         18%         21%         16%         13%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                                                               FOR THE PERIOD
                                                               FOR THE SIX     JULY 28, 1997*
                                                              MONTHS ENDED         THROUGH
                                                              JUNE 30, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $12.09            $12.00
                                                                  ------            ------
Net investment income.......................................        0.30              0.25
Net realized and unrealized gain............................          --              0.14
                                                                  ------            ------
Total from investment operations............................        0.30              0.39
                                                                  ------            ------
Less dividends and distributions from:
 Net investment income......................................       (0.30)            (0.25)
 Net realized gain..........................................       (0.05)            (0.05)
                                                                  ------            ------
Total dividends and distributions...........................       (0.35)            (0.30)
                                                                  ------            ------
Net asset value, end of period..............................      $12.04            $12.09
                                                                  ======            ======
TOTAL INVESTMENT RETURN+....................................        2.40%(1)          3.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.72%(2)          0.76%(2)(3)
Net investment income.......................................        4.90%(2)          4.96%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $9,806            $3,857
Portfolio turnover rate.....................................          10%(1)            16%

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $12.14            $12.00
                                                                  ------            ------
Net investment income.......................................        0.28              0.23
Net realized and unrealized gain (loss).....................       (0.01)             0.19
                                                                  ------            ------
Total from investment operations............................        0.27              0.42
                                                                  ------            ------
Less dividends and distributions from:
 Net investment income......................................       (0.28)            (0.23)
 Net realized gain..........................................       (0.05)            (0.05)
                                                                  ------            ------
Total dividends and distributions...........................       (0.33)            (0.28)
                                                                  ------            ------
Net asset value, end of period..............................      $12.08            $12.14
                                                                  ======            ======
TOTAL INVESTMENT RETURN+....................................        2.13%(1)          3.57%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.09%(2)          1.14%(2)(3)
Net investment income.......................................        4.59%(2)          4.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $108,212          $95,573
Portfolio turnover rate.....................................          10%(1)            16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                                                                               FOR THE PERIOD
                                                               FOR THE SIX     JULY 28, 1997*
                                                              MONTHS ENDED         THROUGH
                                                              JUNE 30, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $12.11            $12.00
                                                                  ------            ------
Net investment income.......................................        0.27              0.23
Net realized and unrealized gain (loss).....................       (0.01)             0.16
                                                                  ------            ------
Total from investment operations............................        0.26              0.39
                                                                  ------            ------
Less dividends and distributions from:
 Net investment income......................................       (0.27)            (0.23)
 Net realized gain..........................................       (0.05)            (0.05)
                                                                  ------            ------
Total dividends and distributions...........................       (0.32)            (0.28)
                                                                  ------            ------
Net asset value, end of period..............................      $12.05            $12.11
                                                                  ======            ======
TOTAL INVESTMENT RETURN+....................................        2.08%(1)          3.28%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.19%(2)          1.20%(2)(3)
Net investment income.......................................        4.45%(2)          4.41%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $4,579            $2,953
Portfolio turnover rate.....................................          10%(1)            16%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Phillip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
James F. Willison
Vice President
Joseph R. Arcieri
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion theron.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses, and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
TAX-EXEMPT
SECURITIES TRUST

[PHOTO]

SEMIANNUAL REPORT
JUNE 30, 1998